Fair Value Measurements (Narrative) (Details) - EBP 003 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 1,657,140,252	$ 1,503,584,552
Common Stock [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	37,045,008	37,410,973
Money Market Funds [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	65,747	71,270
Fair Value Inputs Level1 [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	322,617,071	908,310,894
Fair Value Inputs Level1 [Member] | Common Stock [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	37,045,008	37,410,973
Fair Value Inputs Level1 [Member] | Money Market Funds [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 65,747	$ 71,270